Commitments and contingencies (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and contingencies [Abstract]
Total office rental expenses	28,144,000	19,423,000	16,670,000
Copyright infringement claim [Member] | NetEase [Member]
Litigation [Line Items]
Amount of potential damages sought	100,000,000